UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-7083

Name of Fund:  MuniYield Arizona Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, MuniYield Arizona Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 10/31/2006

Date of reporting period: 11/01/05 - 01/31/06

Item 1 - Schedule of Investments


MuniYield Arizona Fund, Inc.


Schedule of Investments as of January 31, 2006                                                                     (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Arizona - 138.9%     $  1,000    Arizona Educational Loan Marketing Corporation, Educational Loan Revenue Refunding
                                 Bonds, AMT, Junior Sub-Series, 6.30% due 12/01/2008                                   $    1,026

                        1,785    Arizona Health Facilities Authority Revenue Bonds (Catholic Healthcare West),
                                 Series A, 6.625% due 7/01/2020                                                             1,986

                        4,335    Arizona State University Revenue Bonds, DRIVERS, Series 270, 7.659% due
                                 7/01/2021 (e)(k)                                                                           5,266

                        3,285    Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds,
                                 AMT, Junior Subordinated Series B-1, 6.15% due 5/01/2029                                   3,505

                        1,000    Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds,
                                 AMT, Senior-Series A-1, 5.90% due 5/01/2024                                                1,061

                        1,000    Arizona Tourism and Sports Authority, Tax Revenue Bonds, (Baseball Training
                                 Facilities Project), 5% due 7/01/2016                                                      1,029

                        2,000    Arizona Tourism and Sports Authority, Tax Revenue Bonds, (Multi-Purpose Stadium
                                 Facility), Series A, 5.375% due 7/01/2023 (b)                                              2,166

                          100    Coconino County, Arizona, Pollution Control Corporation Revenue Bonds (Arizona
                                 Public Service Co.-Navajo Project), VRDN, AMT, Series A, 3.16% due 10/01/2029 (l)            100

                        1,000    Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, 5% due 7/01/2035 (h)          1,035

                        1,250    Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5.25%
                                 due 7/01/2025 (e)                                                                          1,347

                        1,500    Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Senior Series A, 5%
                                 due 7/01/2036 (e)                                                                          1,551

                        1,500    Downtown Phoenix Hotel Corporation, Arizona, Revenue Bonds, Sub-Series B, 5% due
                                 7/01/2036 (e)                                                                              1,551

                          500    Glendale, Arizona, Development Authority, Educational Facilities Revenue Refunding
                                 Bonds (American Graduate School International), 5.875% due 7/01/2006 (c)(i)                  510

                        1,000    Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series B, 5%
                                 due 8/01/2030 (b)                                                                          1,044

                        1,670    Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                 6.125% due 4/01/2007 (i)                                                                   1,754

                          735    Maricopa County, Arizona, Hospital Revenue Refunding Bonds (Sun Health Corporation),
                                 6.125% due 4/01/2018                                                                         763

                        1,000    Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools
                                 Project 1), Series A, 6.625% due 7/01/2020                                                 1,003

                        2,400    Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds (Samaritan
                                 Health Services), Series A, 7% due 12/01/2016 (b)(d)                                       2,957


Portfolio Abbreviations

To simplify the listings of MuniYield Arizona Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT           Alternative Minimum Tax (subject to)
COP           Certificates of Participation
DRIVERS       Derivative Inverse Tax-Exempt Receipts
GO            General Obligation Bonds
IDA           Industrial Development Authority
M/F           Multi-Family
PCR           Pollution Control Revenue Bonds
RIB           Residual Interest Bonds
RITR          Residual Interest Trust Receipts
S/F           Single-Family
VRDN          Variable Rate Demand Notes



MuniYield Arizona Fund, Inc.


Schedule of Investments as of January 31, 2006 (concluded)                                                         (in Thousands)
                          Face
                        Amount   Municipal Bonds                                                                        Value
Arizona              $  2,395    Maricopa County, Arizona, IDA, M/F Housing Revenue Bonds (Place Five and Greenery
(concluded)                      Apartments), Series A, 6.625% due 1/01/2027 (d)                                       $    2,566

                        1,000    Maricopa County, Arizona, Peoria Unified School District Number 11, GO, Second
                                 Series, 5% due 7/01/2025 (e)                                                               1,051

                        1,485    Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding (Public
                                 Service Company of New Mexico Project), Series A, 6.30% due 12/01/2026                     1,553

                        2,250    Maricopa County, Arizona, Public Finance Corporation, Lease Revenue Bonds, RIB,
                                 Series 511X, 7.72% due 7/01/2014 (a)(k)                                                    2,643

                        1,825    Maricopa County, Arizona, Scottsdale Unified School District Number 48, GO, 6.60%
                                 due 7/01/2012                                                                              2,129

                          500    Maricopa County, Arizona, Tempe Elementary Unified School District Number 3, GO,
                                 Refunding, 7.50% due 7/01/2010 (e)                                                           580

                        1,000    Maricopa County, Arizona, Unified School District Number 090, School Improvement,
                                 GO (Saddle Mountain), Series A, 5% due 7/01/2014                                           1,035

                        1,000    Mesa, Arizona, IDA, Revenue Bonds (Discovery Health Systems), Series A, 5.625% due
                                 1/01/2010 (b)(i)                                                                           1,084

                        1,000    Mesa, Arizona, IDA, Revenue Bonds (Discovery Health Systems), Series A, 5.875% due
                                 1/01/2010 (b)(i)                                                                           1,093

                        1,000    Nogales Arizona Municipal Development Authority, Inc., Revenue Bonds, 5% due
                                 6/01/2030 (a)                                                                              1,037

                        4,500    Northern Arizona University System Revenue Bonds, 5.50% due 6/01/2034 (e)                  4,904

                        2,500    Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds (Civic
                                 Plaza Expansion Project), Sub-Series A, 5% due 7/01/2030 (e)                               2,616

                        2,000    Phoenix, Arizona, Civic Improvement Corporation, Excise Tax Revenue Bonds (Civic
                                 Plaza Expansion Project), Sub-Series A, 5% due 7/01/2035 (e)                               2,078

                        2,500    Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding
                                 Bonds, Junior Lien, 5.50% due 7/01/2020 (e)                                                2,728

                        2,000    Phoenix, Arizona, Civic Improvement Corporation, Water System Revenue Refunding
                                 Bonds, Junior Lien, 5% due 7/01/2029 (b)                                                   2,095

                          750    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                 Series C, 6.70% due 7/01/2021                                                                793

                        1,000    Pima County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project),
                                 Series C, 6.75% due 7/01/2031                                                              1,047

                        1,000    Pima County, Arizona, IDA, Education Revenue Refunding Bonds (Arizona Charter
                                 Schools Project II), Series A, 6.75% due 7/01/2021                                         1,059

                        1,000    Pima County, Arizona, IDA, Revenue Refunding Bonds (Health Partners), Series A,
                                 5.625% due 4/01/2014 (b)                                                                   1,043

                          370    Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, AMT, Series A-1,
                                 6.20% due 11/01/2030 (f)(g)                                                                  387

                        3,050    Pima County, Arizona, Unified School District Number 1, Tucson, GO, Refunding, 7.50%
                                 due 7/01/2009 (e)                                                                          3,441

                        1,250    Pinal County, Arizona, COP, 5% due 12/01/2026                                              1,286

                        1,250    Pinal County, Arizona, COP, 5% due 12/01/2029                                              1,272

                        1,500    Salt River Project, Arizona, Agriculture Improvement and Power District, Electric
                                 System Revenue Refunding Bonds, Series A, 5% due 1/01/2035                                 1,567

                        2,250    Scottsdale, Arizona, IDA, Hospital Revenue Bonds (Scottsdale Healthcare), 5.80% due
                                 12/01/2031                                                                                 2,402

                        1,000    Scottsdale, Arizona, Municipal Property Corporation, Excise Tax Revenue Bonds, 5%
                                 due 7/01/2029                                                                              1,052

                        1,500    Scottsdale, Arizona, Municipal Property Corporation, Excise Tax Revenue Bonds, 5%
                                 due 7/01/2030                                                                              1,576

                        1,195    Show Low, Arizona, IDA, Hospital Revenue Bonds (Navapache Regional Medical Center),
                                 5% due 12/01/2035 (j)                                                                      1,220

                        1,500    South Campus Group LLC, Arizona Student Housing Revenue Bonds (Arizona State
                                 University South Campus Project), Series 2003, 5.625% due 9/01/2035 (b)                    1,642

                        2,000    Tempe, Arizona, GO, 3.50% due 7/01/2024                                                    1,758

                        1,000    Tucson, Arizona, IDA, Senior Living Facilities Revenue Bonds (Christian Care Tucson
                                 Inc. Project), Series A, 6.125% due 7/01/2024 (j)                                          1,089

                          425    Tucson and Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds (Mortgage-
                                 Backed Securities Program), AMT, Series A-1, 6% due 7/01/2021 (f)(g)                         431

                        1,105    University of Arizona, COP, Refunding, Series A, 5.125% due 6/01/2029 (a)                  1,157

                        2,000    University of Arizona, COP, Series B, 5% due 6/01/2028 (a)                                 2,068

                        1,275    Vistancia Community Facilities District, Arizona, GO, 6.75% due 7/15/2022                  1,365

                          750    Vistancia Community Facilities District, Arizona, GO, 5.75% due 7/15/2024                    759

                          500    Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds,
                                 6% due 7/01/2030                                                                             500

                        2,000    Yavapai County, Arizona, IDA, Hospital Facility Revenue Bonds (Yavapai Regional Medical
                                 Center), Series A, 6% due 8/01/2033                                                        2,132


Guam - 1.6%             1,000    Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                                 Bonds, 5.875% due 7/01/2035                                                                1,051


Puerto Rico - 19.2%       500    Puerto Rico Commonwealth, GO, Refunding, RITR, Class R, Series 3, 8.193% due
                                 7/01/2016 (b)(k)                                                                             591

                        1,700    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                 Bonds, Series G, 5% due 7/01/2033                                                          1,721

                        2,000    Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.125% due 7/01/2031           2,033

                        1,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series II, 5.25% due
                                 7/01/2031                                                                                  1,037

                        1,500    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series NN, 5.125% due
                                 7/01/2029                                                                                  1,547

                        1,500    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                                 Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT,
                                 6.625% due 6/01/2026                                                                       1,631

                        2,000    Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding
                                 Bonds, Series I, 5.25% due 7/01/2033                                                       2,081

                        1,700    Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                 Series E, 5.50% due 8/01/2029                                                              1,790

                                 Total Municipal Bonds (Cost - $99,230) - 159.7%                                          103,374


                       Shares
                         Held    Short-Term Securities
                          615    CMA Arizona Municipal Money Fund (m)                                                         615

                                 Total Short-Term Securities (Cost - $615) - 1.0%                                             615

                                 Total Investments (Cost - $99,845*) - 160.7%                                             103,989
                                 Other Assets Less Liabilities - 1.6%                                                       1,033
                                 Preferred Stock, at Redemption Value - (62.3%)                                          (40,316)
                                                                                                                       ----------
                                 Net Assets Applicable to Common Stock - 100.0%                                        $   64,706
                                                                                                                       ==========


  * The cost and unrealized appreciation (depreciation) of investments as of January 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                            $       99,853
                                              ==============
    Gross unrealized appreciation             $        4,284
    Gross unrealized depreciation                      (148)
                                              --------------
    Net unrealized appreciation               $        4,136
                                              ==============


(a) AMBAC Insured.

(b) MBIA Insured.

(c) Connie Lee Insured.

(d) Escrowed to maturity.

(e) FGIC Insured.

(f) FHLMC Collateralized.

(g) FNMA/GNMA Collateralized.

(h) XL Capital Insured.

(i) Prerefunded.

(j) Radian Insured.

(k) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.

(l) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Dividend
    Affiliate                                   Activity        Income

    CMA Arizona Municipal Money Fund             (992)           $  8



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniYield Arizona Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Arizona Fund, Inc.


Date:  March 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       MuniYield Arizona Fund, Inc.


Date:  March 20, 2006


By:    /s/ Donald C. Burke
       --------------------
       Donald C. Burke
       Chief Financial Officer
       MuniYield Arizona Fund, Inc.


Date:  March 20, 2006